Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	BETTER THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	85-3472546
Entity Address, Address Line One	548 Market Street, #49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	887-2311
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001832415
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Frank Karbe
Entity Address, Address Line One	548 Market Street, #49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	887-2311